NOTE 13. EARN-OUT OBLIGATION (Tables)	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Schedule of activities in the Earn-Out Obligation
Earn-Out Obligation as of January 1, 2010	57,300
Increase in fair value during 2010 with a charge to the consolidated statement of operations and comprehensive income (loss)	100,400
Reclassification of 2010 Earn-Out Obligation at December 31, 2010 from a liability to equity	(84,600)
Earn-Out Obligation as of December 31, 2010	73,100
Increase in fair value during 2011 with a charge to the consolidated statement of operations and comprehensive income (loss)	17,300
Reclassification of Earn-Out Obligation from liability to equity for the amendments of earn-out provision	(90,400)
Earn-Out Obligation as of December 31, 2011 and 2012	$—

Significant inputs to the simulation model
Date of Grant	December 31, 2010	February 26, 2011	September 26, 2011

Volatility	46%	57%	113%
Cost of equity	16.75%	24.50%	21.50%
Current stock price	$25.87	$21.97	$9.87
Dividend yield	0.0%	0.0%	0.0%